INCOME TAX EXPENSE (Income tax expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of income tax [Abstract]
Current tax	$ (1,650,281)	$ (338,408)	$ (256,460)
Effect of changes in tax law	0	0	4,178
Deferred tax	185,655	39,895	38,785
Effect of changes in tax law	(9,117)	0	16,979
Recovery of income tax	76,604	7,025	0
Income tax expense	$ (1,397,139)	$ (291,488)	$ (196,519)